Property, Plant and Equipment (Details) - Schedule of plant includes buildings owned by Anhui Kaixin built on the following land	12 Months Ended
Dec. 31, 2020
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC [Member]
Property, Plant and Equipment (Details) - Schedule of plant includes buildings owned by Anhui Kaixin built on the following land [Line Items]
Description	Dormitory
Gross area (m2)	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC One [Member]
Property, Plant and Equipment (Details) - Schedule of plant includes buildings owned by Anhui Kaixin built on the following land [Line Items]
Description	Factory
Gross area (m2)	22,292